                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________
      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Venture Integral Investors, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-13589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Krupka
Title: Managing Director of Bain Capital Venture Investors, LLC, which is the administrative member of Bain Capital Venture Integral Investors, LLC.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael Krupka            Boston, MA              11/14/11
     ----------------------        ---------------           --------
          [Signature]               [City, State]             [Date]

*The report on Form 13F for the period ended September 30, 2011 for Bain Capital Venture Integral Investors, LLC ("Venture Integral") is being filed by Bain Capital Venture Investors, LLC, which is the administrative member of Venture Integral.

Report Type (Check only one.):
[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number            Name
         28-13588                        Bain Capital Venture Investors, LLC